GOLDMAN SACHS VARIABLE INSURANCE TRUST

Institutional and Service Shares of the

Goldman Sachs Strategic Growth Fund

Supplement dated October 17, 2024 to the

Prospectuses, Summary Prospectuses and Statement of Additional Information (the “SAI”),

each dated April 29, 2024, as supplemented to date

Effective March 15, 2025, Stephen E. Becker will no longer serve as a portfolio manager for the Fund. In addition, effective immediately, Sung Cho, Managing Director, and Charles “Brook” Dane, Managing Director, will begin serving as portfolio managers for the Fund.

Steven M. Barry, Managing Director, Chief Investment Officer—Fundamental Equity U.S. Equity, will continue to serve as a portfolio manager for the Fund.

Accordingly, as of the close of business on March 15, 2025, the Fund’s disclosures are modified as follows:

All references to Mr. Becker in the Prospectuses, Summary Prospectuses and SAI are deleted in their entirety.

Accordingly, effective immediately, the Fund’s disclosures are modified as follows:

The following replaces in its entirety the “Portfolio Managers” subsection of the “Goldman Sachs Strategic Growth Fund —Summary—Portfolio Management” section of the Prospectus, as well as under the “Portfolio Management” section of the Fund’s Summary Prospectuses:

Portfolio Managers: Steven M. Barry, Managing Director, Chief Investment Officer—Fundamental Equity U.S. Equity, has managed the Fund since 2000; Sung Cho, CFA, Managing Director, has managed the Fund since 2024; and Charles “Brook” Dane, CFA, Managing Director, has managed the Fund since 2024.

The following rows are added to the table under the “Fundamental Equity U.S. Equity Team” subsection of the “Service Providers—Fund Managers” section of the Prospectus:

Sung Cho, CFA Managing Director	Portfolio Manager— Strategic Growth	Since 2024	Mr. Cho joined the Investment Adviser in 2004. He is a portfolio manager on the Fundamental Equity U.S. Equity Team.
Charles “Brook” Dane, CFA Managing Director	Portfolio Manager— Strategic Growth	Since 2024	Mr. Dane joined the Investment Adviser in 2010. He is a portfolio manager on the Fundamental Equity U.S. Equity Team.

This Supplement should be retained with your Prospectuses and SAI for future reference.

VITGRWSTK 10-24